Stock Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2012 2008 Plan	Dec. 30, 2011 Time and Performance Based Stock Options	Sep. 16, 2011 Time and Performance Based Stock Options	Apr. 30, 2012 Time and Performance Based Stock Options	Apr. 30, 2012 Time and Performance Based Stock Options 2011 Plan	Apr. 30, 2012 Time and Performance Based Stock Options Performance condition related to the Exit Event had occurred	Apr. 30, 2012 Performance Based Stock Options	Apr. 30, 2012 Performance Based Stock Options 2011 Plan	Apr. 30, 2012 Performance Based Stock Options Exit value being equal to or in excess of the initial investment by the Ordinary A shareholders	Apr. 30, 2012 Performance Based Stock Options Exit Event which results in an exit value being equal to or in excess of two times the initial investment by the Ordinary A shareholders	Apr. 30, 2012 Performance Based Stock Options Exit value equal to or exceeding two and a half times the initial investment by the Ordinary A shareholders	Apr. 30, 2012 Special Shares	Apr. 30, 2011 Special Shares	Apr. 30, 2010 Special Shares	Apr. 30, 2012 Special Shares 2011 Plan	Apr. 30, 2012 Special Shares Two performance criteria had been met
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of Ordinary B shares to be granted			137,100,000
Vesting period									4 years
Term of stock options			Ten years
Weighted average grant date fair value of options granted									$ 0.23			$ 0.21
Stock compensation expense	$ 111,000	$ 312,000	$ 735,000	$ 1,655,000	$ 4,017,000				$ 0		$ 10,400,000	$ 15,200,000	$ 0	$ 0	$ 5,600,000	$ 10,800,000	$ 0				$ 2,400,000
Number of shares alloted for future issuance																	10,000,000
Exchanged options						(5,676,525)	3,784,350	1,892,175		5,676,525			170,000
Exercise price of exchange options						$ 1.00				$ 0.65			$ 0.6515
Incremental cost on exchange of options													400,000
Unrecognized compensation expense for unvested options													$ 1,200,000
Unrecognized compensation expense recognized over vesting period													4 years
Special A shares granted																	0
Special A shares forfeited																	36,000	172,000
Special A shares exchanged																				170,000
Unvested Special A shares outstanding																	318,000	524,000